Deferred Gains - Summary of Deferred Gains (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accruals and deferred income [abstract]
At January 1	€ 13	€ 64
Income deferred		1
Disposals	0	0
Release to income statement	(1)	(5)
Net exchange differences		(2)
Transfers to disposal groups		(45)
At December 31	€ 12	€ 13